Athene Variable Annuity Account A
Financial Statements
December 31, 2020

Athene Variable Annuity Account A
Index
December 31, 2020

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Athene Annuity & Life Assurance Company and the Contract Owners of Athene Variable Annuity Account A

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of Athene Variable Annuity Account A indicated in the table below as of December 31, 2020, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below (other than Lord Abbett Series Fund, Inc. Calibrated Dividend Growth Portfolio, which only includes a statement of changes in net assets for the period January 1, 2019 to December 30, 2019 (date of liquidation)), including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Athene Variable Annuity Account A (other than Lord Abbett Series Fund, Inc. Calibrated Dividend Growth Portfolio) as of December 31, 2020, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

BNY Mellon Investment Portfolios Stock Index Fund (1)	Fidelity Variable Insurance Products Overseas Portfolio (1)	T. Rowe Price Equity Series, Inc. Blue Chip Growth Portfolio (1)
BNY Mellon Investment Portfolios Small Cap Stock Index Portfolio (1)	Fidelity Variable Insurance Products Growth Portfolio (1)	T. Rowe Price Equity Series, Inc. Equity Income Portfolio II (1)
Invesco Variable Investment Funds High Yield Fund (1)	Fidelity Variable Insurance Products Contrafund Portfolio (1)	T. Rowe Price Equity Series, Inc. Health Sciences Portfolio II (1)
Invesco Variable Investment Funds Van Kampen V.I. Mid-Cap Growth Fund (2)	Fidelity Variable Insurance Products Mid-Cap Portfolio (1)	T. Rowe Price Equity Series, Inc. Moderate Allocation Portfolio (1)
Invesco Variable Investment Funds Core Equity Fund (1)	Fidelity Variable Insurance Products Investment Grade Bond Portfolio (1)	Vanguard Variable Insurance Funds Mid-Cap Index Portfolio (1)
Lazard Retirement Series, Inc. Retirement U.S. Small Cap Equity Portfolio (1)	Fidelity Variable Insurance Products Government Money Market Fund (1)	Vanguard Variable Insurance Funds Real Estate Index Portfolio (1)
American Century Variable Portfolios, Inc. VP Disciplined Core Value Fund (1)	Janus Henderson Portfolio Overseas Portfolio (1)	Vanguard Variable Insurance Funds Total Bond Market Index Portfolio (1)
American Century Variable Portfolios, Inc. VP Value Fund (1)	Lord Abbett Series Fund, Inc. Calibrated Dividend Growth Portfolio (3)	Vanguard Variable Insurance Funds Total Stock Market Index Portfolio (1)
The Alger Funds Large Cap Growth Portfolio (1)	Lord Abbett Series Fund, Inc. Bond-Debenture Portfolio (1)	Vanguard Variable Insurance Funds Capital Growth Portfolio (1)
The Alger Funds Mid Cap Growth Portfolio (1)	Lord Abbett Series Fund, Inc. Growth & Income Portfolio (1)

PricewaterhouseCoopers LLP, Hub Tower, 699 Walnut Street, Des Moines Iowa 50309
T: (515) 246 3800, www.pwc.com/us

The Alger Funds Capital Appreciation Portfolio (1)	Lord Abbett Series Fund, Inc. Mid Cap Stock Portfolio (1)
(1)    Statement of operations for the year ended December 31, 2020 and statement of changes in net assets for the years ended December 31, 2020 and 2019
(2)    Statement of operations for the period January 1, 2020 to April 30, 2020 (date of liquidation) and statement of changes in net assets for the period January 1, 2020 to April 30, 2020 (date of liquidation) and for the year ended December 31, 2019
(3)    Statement of changes in net assets for the period January 1, 2019 to December 30, 2019 (date of liquidation)

Basis for Opinions

These financial statements are the responsibility of the Athene Annuity & Life Assurance Company management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Athene Variable Annuity Account A based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Athene Variable Annuity Account A in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2020 by correspondence with the mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Des Moines, Iowa
April 28, 2021

We have served as the auditor of one or more of the subaccounts of Athene Variable Annuity Account A since 2011.

Athene Variable Annuity Account A
Statements of Assets and Liabilities
December 31, 2020

						Lazard
	BNY Mellon		Invesco Variable			Retirement
	Investment Portfolios		Investment Funds			Series, Inc.
				Van Kampen		Retirement
		Small Cap		V.I. Mid-Cap		U.S. Small
	Stock	Stock Index	High Yield	Growth	Core Equity	Cap Equity
	Index Fund	Portfolio	Fund	Fund[1]	Fund	Portfolio

Assets
Investments in shares of mutual funds, at fair value	$174,589	$3,838	$24,307	$—	$238,337	$259,805
Total Assets	$174,589	$3,838	$24,307	$—	$238,337	$259,805

Net assets in the accumulation period	$174,589	$3,838	$24,307	$—	$238,337	$259,805
Net assets	$174,589	$3,838	$24,307	$—	$238,337	$259,805

Accumulation unit value low	$26.901	$30.842	$19.810	$—	$23.306	$25.340
Accumulation unit value high	$33.834	$32.076	$21.857	$—	$25.615	$46.594

Accumulation units outstanding	5,231	122	1,172	—	9,921	5,608

Shares of mutual funds owned	2,716	201	4,621	—	7,832	15,968

Investments, at cost	$101,429	$3,240	$24,777	$—	$242,883	$246,307
(Continued)
1 The fund was liquidated on April 30, 2020.
The accompanying notes are an integral part of these financial statements.

Athene Variable Annuity Account A
Statements of Assets and Liabilities
December 31, 2020

	American Century		The Alger
	Variable Portfolios, Inc.		Funds
	VP Disciplined		Large Cap	Mid Cap	Capital
	Core Value	VP Value	Growth	Growth	Appreciation
	Fund	Fund	Portfolio	Portfolio	Portfolio

Assets
Investments in shares of mutual funds, at fair value	$38,033	$329,488	$25,920	$309,726	$352,986
Total Assets	$38,033	$329,488	$25,920	$309,726	$352,986

Net assets in the accumulation period	$38,033	$329,488	$25,920	$309,726	$352,986
Net assets	$38,033	$329,488	$25,920	$309,726	$352,986

Accumulation unit value low	$23.140	$23.491	$30.869	$38.029	$39.542
Accumulation unit value high	$28.088	$38.448	$46.144	$40.205	$64.836

Accumulation units outstanding	1,398	8,815	805	7,818	8,568

Shares of mutual funds owned	3,700	29,498	277	9,318	3,532

Investments, at cost	$32,218	$270,136	$17,401	$178,535	$257,677
(Continued)

The accompanying notes are an integral part of these financial statements.

Athene Variable Annuity Account A
Statements of Assets and Liabilities
December 31, 2020

	Fidelity Variable Insurance Products
						Government
					Investment	Money
	Overseas	Growth	Contrafund	Mid-Cap	Grade Bond	Market
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Fund

Assets
Investments in shares of mutual funds, at fair value	$327,185	$48,124	$333,902	$67,802	$220,170	$440,369
Total Assets	$327,185	$48,124	$333,902	$67,802	$220,170	$440,369

Net assets in the accumulation period	$327,185	$48,124	$333,902	$67,802	$220,170	$440,369
Net assets	$327,185	$48,124	$333,902	$67,802	$220,170	$440,369

Accumulation unit value low	$15.775	$28.343	$38.133	$31.438	$14.903	$9.033
Accumulation unit value high	$20.942	$44.329	$41.140	$33.038	$16.662	$10.126

Accumulation units outstanding	19,888	1,536	8,117	2,090	13,232	43,638

Shares of mutual funds owned	12,464	478	7,145	1,751	15,626	440,369

Investments, at cost	$249,979	$23,877	$258,912	$59,952	$202,325	$440,369
(Continued)

The accompanying notes are an integral part of these financial statements.

Athene Variable Annuity Account A
Statements of Assets and Liabilities
December 31, 2020

	Janus
	Henderson	Lord Abbett
	Portfolio	Series Fund, Inc.

		Bond-	Growth &	Mid Cap
	Overseas	Debenture	Income	Stock
	Portfolio	Portfolio	Portfolio	Portfolio

Assets
Investments in shares of mutual funds, at fair value	$22,946	$8,481	$238,931	$4,757
Total Assets	$22,946	$8,481	$238,931	$4,757

Net assets in the accumulation period	$22,946	$8,481	$238,931	$4,757
Net assets	$22,946	$8,481	$238,931	$4,757

Accumulation unit value low	$25.742	$20.694	$19.760	$18.639
Accumulation unit value high	$40.917	$21.522	$21.284	$19.384

Accumulation units outstanding	727	406	11,254	250

Shares of mutual funds owned	601	679	6,838	197

Investments, at cost	$18,365	$8,080	$202,762	$4,363
(Continued)

The accompanying notes are an integral part of these financial statements.

Athene Variable Annuity Account A
Statements of Assets and Liabilities
December 31, 2020

	T. Rowe Price Equity Series, Inc.

	Blue Chip	Equity	Health	Moderate
	Growth	Income	Science	Allocation
	Portfolio	Portfolio II	Portfolio II	Portfolio

Assets
Investments in shares of mutual funds, at fair value	$325,046	$4,426	$5,393	$56,440
Total Assets	$325,046	$4,426	$5,393	$56,440

Net assets in the accumulation period	$325,046	$4,426	$5,393	$56,440
Net assets	$325,046	$4,426	$5,393	$56,440

Accumulation unit value low	$49.107	$20.796	$76.383	$24.484
Accumulation unit value high	$51.556	$21.628	$79.438	$25.254

Accumulation units outstanding	6,413	205	68	2,241

Shares of mutual funds owned	6,410	170	93	2,462

Investments, at cost	$166,491	$4,009	$2,683	$47,306
(Continued)

The accompanying notes are an integral part of these financial statements.

Athene Variable Annuity Account A
Statements of Assets and Liabilities
December 31, 2020

	Vanguard Variable Insurance Funds
			Total Bond	Total Stock
	Mid-Cap	Real Estate	Market	Market	Capital
	Index	Index	Index	Index	Growth
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Assets
Investments in shares of mutual funds, at fair value	$6,958	$5,948	$2,100	$14,466	$3
Total Assets	$6,958	$5,948	$2,100	$14,466	$3

Net assets in the accumulation period	$6,958	$5,948	$2,100	$14,466	$3
Net assets	$6,958	$5,948	$2,100	$14,466	$3

Accumulation unit value low	$33.321	$21.891	$13.689	$32.641	$44.335
Accumulation unit value high	$34.654	$22.767	$14.237	$33.947	$46.108

Accumulation units outstanding	201	265	154	432	—	( * )

Shares of mutual funds owned	270	479	164	298	—	( * )

Investments, at cost	$4,988	$5,748	$1,940	$9,285	$1
(Concluded)
( * ) - Value rounds to zero.
The accompanying notes are an integral part of these financial statements.

Athene Variable Annuity Account A
Statements of Operations
Year Ended December 31, 2020

						Lazard
	BNY Mellon Investments		Invesco Variable			Retirement
	Investment Portfolios		Investment Funds			Series, Inc.
				Van Kampen		Retirement
		Small Cap		V.I. Mid-Cap		U.S. Small
	Stock	Stock Index	High Yield	Growth	Core Equity	Cap Equity
	Index Fund	Portfolio	Fund	Fund[2]	Fund	Portfolio

Income
Dividends	$2,273	$32	$1,365	$—	$3,469	$431
Expenses
Mortality and expense and administration charges	1,786	58	377	20	3,092	2,797
Net investment income (loss)	487	(26)	988	(20)	377	(2,366)

Realized gain (loss) on investments
Net realized gain (loss) on sale of fund shares	2,939	440	(323)	(291)	3,515	(4,059)
Capital gain distributions	8,452	186	—	1,344	59,843	16,481
Net realized gain (loss) on investments	11,391	626	(323)	1,053	63,358	12,422

Net change in unrealized appreciation
(depreciation) on investments	11,100	(321)	(494)	(1,205)	(32,358)	9,516
Net increase (decrease) in net assets
resulting from operations	$22,978	$279	$171	$(172)	$31,377	$19,572
(Continued)

2 The fund was liquidated on April 30, 2020.
The accompanying notes are an integral part of these financial statements.

Athene Variable Annuity Account A
Statements of Operations
Year Ended December 31, 2020

	American Century		The Alger
	Variable Portfolios, Inc.		Funds
	VP Disciplined		Large Cap	Mid Cap	Capital
	Core Value	VP Value	Growth	Growth	Appreciation
	Fund	Fund	Portfolio	Portfolio	Portfolio

Income
Dividends	$669	$6,975	$37	$—	$—
Expenses
Mortality and expense and administration charges	540	3,752	245	3,260	3,777
Net investment income (loss)	129	3,223	(208)	(3,260)	(3,777)

Realized gain (loss) on investments
Net realized gain (loss) on sale of fund shares	1,782	7,062	86	39,337	26,031
Capital gain distributions	1,730	7,658	3,291	33,461	45,077
Net realized gain (loss) on investments	3,512	14,720	3,377	72,798	71,108

Net change in unrealized appreciation
(depreciation) on investments	(315)	(12,929)	7,043	61,312	33,327
Net increase (decrease) in net assets
resulting from operations	$3,326	$5,014	$10,212	$130,850	$100,658
(Continued)

The accompanying notes are an integral part of these financial statements.

Athene Variable Annuity Account A
Statements of Operations
Year Ended December 31, 2020

	Fidelity Variable Insurance Products
						Government
					Investment	Money
	Overseas	Growth	Contrafund	Mid-Cap	Grade Bond	Market
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Fund

Income
Dividends	$537	$16	$172	$306	$4,689	$562
Expenses
Mortality and expense and administration charges	2,972	568	2,750	769	2,554	2,572
Net investment income (loss)	(2,435)	(552)	(2,578)	(463)	2,135	(2,010)

Realized gain (loss) on investments
Net realized gain (loss) on sale of fund shares	3,211	2,826	9,488	2,055	775	—
Capital gain distributions	960	3,762	1,157	—	75	—
Net realized gain (loss) on investments	4,171	6,588	10,645	2,055	850	—

Net change in unrealized appreciation
(depreciation) on investments	35,752	8,504	46,175	6,810	12,114	—
Net increase (decrease) in net assets
resulting from operations	$37,488	$14,540	$54,242	$8,402	$15,099	$(2,010)
(Continued)

The accompanying notes are an integral part of these financial statements.

Athene Variable Annuity Account A
Statements of Operations
Year Ended December 31, 2020

	Janus
	Henderson	Lord Abbett
	Portfolio	Series Fund, Inc.

		Bond-	Growth &	Mid Cap
	Overseas	Debenture	Income	Stock
	Portfolio	Portfolio	Portfolio	Portfolio

Income
Dividends	$254	$309	$3,714	$47
Expenses
Mortality and expense and administration charges	328	158	2,713	77
Net investment income (loss)	(74)	151	1,001	(30)

Realized gain (loss) on investments
Net realized gain (loss) on sale of fund shares	(1,145)	(258)	7,645	89
Capital gain distributions	—	—	—	—
Net realized gain (loss) on investments	(1,145)	(258)	7,645	89

Net change in unrealized appreciation
(depreciation) on investments	3,256	323	(1,015)	(25)
Net increase (decrease) in net assets
resulting from operations	$2,037	$216	$7,631	$34
(Continued)

The accompanying notes are an integral part of these financial statements.

Athene Variable Annuity Account A
Statements of Operations
Year Ended December 31, 2020

	T. Rowe Price Equity Series, Inc.

	Blue Chip	Equity	Health	Moderate
	Growth	Income	Science	Allocation
	Portfolio	Portfolio II	Portfolio II	Portfolio

Income
Dividends	$—	$81	$—	$682
Expenses
Mortality and expense and administration charges	4,133	67	197	662
Net investment income (loss)	(4,133)	14	(197)	20

Realized gain (loss) on investments
Net realized gain (loss) on sale of fund shares	50,717	16	10,988	(54)
Capital gain distributions	10,134	94	303	1,783
Net realized gain (loss) on investments	60,851	110	11,291	1,729

Net change in unrealized appreciation
(depreciation) on investments	37,015	(161)	(9,486)	3,928
Net increase (decrease) in net assets
resulting from operations	$93,733	$(37)	$1,608	$5,677
(Continued)

The accompanying notes are an integral part of these financial statements.

Athene Variable Annuity Account A
Statements of Operations
Year Ended December 31, 2020

	Vanguard Variable Insurance Funds
			Total Bond	Total Stock
	Mid-Cap	Real Estate	Market	Market	Capital
	Index	Index	Index	Index	Growth
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Income
Dividends	$86	$142	$56	$197	$173
Expenses
Mortality and expense and administration charges	112	116	47	254	87
Net investment income (loss)	(26)	26	9	(57)	86

Realized gain (loss) on investments
Net realized gain (loss) on sale of fund shares	36	(115)	46	477	4,918
Capital gain distributions	322	90	—	380	368
Net realized gain (loss) on investments	358	(25)	46	857	5,286

Net change in unrealized appreciation
(depreciation) on investments	616	(477)	51	1,286	(6,595)
Net increase (decrease) in net assets
resulting from operations	$948	$(476)	$106	$2,086	$(1,223)
(Concluded)

The accompanying notes are an integral part of these financial statements.

Athene Variable Annuity Account A
Statements of Changes in Net Assets
Years Ended December 31, 2020 and 2019

						Lazard
	BNY Mellon		Invesco Variable			Retirement
	Investment Portfolios		Investment Funds			Series, Inc.
				Van Kampen		Retirement
		Small Cap		V.I. Mid-Cap		U.S. Small
	Stock	Stock Index	High Yield	Growth	Core Equity	Cap Equity
	Index Fund	Portfolio	Fund	Fund[3]	Fund	Portfolio

Net assets at December 31, 2018	$110,849	$4,044	$31,380	$3,649	$202,273	$198,738
Changes from 2019 operations
Net investment income (loss)	589	(47)	1,380	(78)	(714)	(2,953)
Net realized gain (loss) on investments	9,782	401	(35)	705	28,351	4,380
Net change in unrealized appreciation
(depreciation) on investments	22,508	451	1,993	539	27,659	54,105
Net increase in net
assets resulting from operations	32,879	805	3,338	1,166	55,296	55,532
Contract transactions
Surrenders and death benefits	(839)	—	(9,984)	—	(510)	(11,900)
Contract maintenance charges	(49)	(6)	(27)	(6)	(54)	(50)
Other transfers between sub-accounts,
including fixed interest account	(723)	(1)	(336)	(1)	(378)	363
Net increase (decrease) in net assets
resulting from contract transactions	(1,611)	(7)	(10,347)	(7)	(942)	(11,587)
Total increase (decrease) in net assets	31,268	798	(7,009)	1,159	54,354	43,945
Net assets at December 31, 2019	$142,117	$4,842	$24,371	$4,808	$256,627	$242,683
Changes from 2020 operations
Net investment income (loss)	487	(26)	988	(20)	377	(2,366)
Net realized gain (loss) on investments	11,391	626	(323)	1,053	63,358	12,422
Net change in unrealized appreciation (depreciation) on investments	11,100	(321)	(494)	(1,205)	(32,358)	9,516
Net increase (decrease) in net
assets resulting from operations	22,978	279	171	(172)	31,377	19,572
Contract transactions
Surrenders and death benefits	839	(1,276)	(950)	—	(2,607)	(3,752)
Contract maintenance charges	(51)	(7)	(21)	(8)	(53)	(44)
Other transfers between sub-accounts,
including fixed interest account	8,706	—	736	(4,628)	(47,007)	1,346
Net increase (decrease) in net assets
resulting from contract transactions	9,494	(1,283)	(235)	(4,636)	(49,667)	(2,450)
Total increase (decrease) in net assets	32,472	(1,004)	(64)	(4,808)	(18,290)	17,122
Net assets at December 31, 2020	$174,589	$3,838	$24,307	$—	$238,337	$259,805
(Continued)
3 The fund was liquidated on April 30, 2020.
The accompanying notes are an integral part of these financial statements.

Athene Variable Annuity Account A
Statements of Changes in Net Assets
Years Ended December 31, 2020 and 2019

	American Century		The Alger
	Variable Portfolios, Inc.		Funds
	VP Disciplined		Large Cap	Mid Cap	Capital
	Core Value	VP Value	Growth	Growth	Appreciation
	Fund	Fund	Portfolio	Portfolio	Portfolio

Net assets at December 31, 2018	$64,126	$271,706	$12,504	$183,659	$225,942
Changes from 2019 operations
Net investment income (loss)	161	2,584	(180)	(2,784)	(3,323)
Net realized gain (loss) on investments	16,497	25,935	311	34,440	39,977
Net change in unrealized appreciation
(depreciation) on investments	(5,539)	40,270	3,104	21,633	35,080
Net increase in net
assets resulting from operations	11,119	68,789	3,235	53,289	71,734
Contract transactions
Surrenders and death benefits	(36,235)	(10,979)	—	—	(1,259)
Contract maintenance charges	(58)	(50)	(12)	(25)	(37)
Other transfers between sub-accounts,
including fixed interest account	425	3,314	(3)	843	(7,225)
Net increase (decrease) in net assets
resulting from contract transactions	(35,868)	(7,715)	(15)	818	(8,521)
Total increase (decrease) in net assets	(24,749)	61,074	3,220	54,107	63,213
Net assets at December 31, 2019	$39,377	$332,780	$15,724	$237,766	$289,155
Changes from 2020 operations
Net investment income (loss)	129	3,223	(208)	(3,260)	(3,777)
Net realized gain (loss) on investments	3,512	14,720	3,377	72,798	71,108
Net change in unrealized appreciation (depreciation) on investments	(315)	(12,929)	7,043	61,312	33,327
Net increase (decrease) in net
assets resulting from operations	3,326	5,014	10,212	130,850	100,658
Contract transactions
Surrenders and death benefits	(4,179)	(2,545)	—	—	259
Contract maintenance charges	(50)	(44)	(12)	(26)	(40)
Other transfers between sub-accounts,
including fixed interest account	(441)	(5,717)	(4)	(58,864)	(37,046)
Net increase (decrease) in net assets
resulting from contract transactions	(4,670)	(8,306)	(16)	(58,890)	(36,827)
Total increase (decrease) in net assets	(1,344)	(3,292)	10,196	71,960	63,831
Net assets at December 31, 2020	$38,033	$329,488	$25,920	$309,726	$352,986
(Continued)

The accompanying notes are an integral part of these financial statements.

Athene Variable Annuity Account A
Statements of Changes in Net Assets
Years Ended December 31, 2020 and 2019

	Fidelity Variable Insurance Products
						Government
					Investment	Money
	Overseas	Growth	Contrafund	Mid-Cap	Grade Bond	Market
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Fund

Net assets at December 31, 2018	$184,159	$36,062	$180,120	$72,893	$190,158	$169,414
Changes from 2019 operations
Net investment income (loss)	629	(575)	(2,162)	(289)	2,623	1,196
Net realized gain (loss) on investments	8,949	5,365	32,573	9,140	(379)	—
Net change in unrealized appreciation
(depreciation) on investments	38,415	5,876	20,013	5,898	12,887	—
Net increase in net
assets resulting from operations	47,993	10,666	50,424	14,749	15,131	1,196
Contract transactions
Surrenders and death benefits	(485)	(8,688)	(26,224)	(17,381)	(4,551)	(997)
Contract maintenance charges	(35)	(56)	(39)	(46)	(59)	(125)
Other transfers between sub-accounts,
including fixed interest account	935	(667)	5,848	811	(12,949)	3,102
Net increase (decrease) in net assets
resulting from contract transactions	415	(9,411)	(20,415)	(16,616)	(17,559)	1,980
Total increase (decrease) in net assets	48,408	1,255	30,009	(1,867)	(2,428)	3,176
Net assets at December 31, 2019	$232,567	$37,317	$210,129	$71,026	$187,730	$172,590
Changes from 2020 operations
Net investment income (loss)	(2,435)	(552)	(2,578)	(463)	2,135	(2,010)
Net realized gain (loss) on investments	4,171	6,588	10,645	2,055	850	—
Net change in unrealized appreciation (depreciation) on investments	35,752	8,504	46,175	6,810	12,114	—
Net increase (decrease) in net
assets resulting from operations	37,488	14,540	54,242	8,402	15,099	(2,010)
Contract transactions
Surrenders and death benefits	(570)	(2,446)	(10,354)	(27,445)	(656)	(378)
Contract maintenance charges	(34)	(57)	(30)	(25)	(54)	(125)
Other transfers between sub-accounts,
including fixed interest account	57,734	(1,230)	79,915	15,844	18,051	270,292
Net increase (decrease) in net assets
resulting from contract transactions	57,130	(3,733)	69,531	(11,626)	17,341	269,789
Total increase (decrease) in net assets	94,618	10,807	123,773	(3,224)	32,440	267,779
Net assets at December 31, 2020	$327,185	$48,124	$333,902	$67,802	$220,170	$440,369
(Continued)

The accompanying notes are an integral part of these financial statements.

Athene Variable Annuity Account A
Statements of Changes in Net Assets
Years Ended December 31, 2020 and 2019

	Janus
	Henderson	Lord Abbett
	Portfolio	Series Fund, Inc.
		Calibrated
		Dividend	Bond-	Growth &	Mid Cap
	Overseas	Growth	Debenture	Income	Stock
	Portfolio	Portfolio[4]	Portfolio	Portfolio	Portfolio

Net assets at December 31, 2018	$47,106	$1	$25,118	$213,226	$11,639
Changes from 2019 operations
Net investment income (loss)	(62)	—	108	526	(170)
Net realized gain (loss) on investments	(4,079)	—	329	27,756	2,450
Net change in unrealized appreciation
(depreciation) on investments	12,742	—	1,330	14,084	(281)
Net increase in net
assets resulting from operations	8,601	—	1,767	42,366	1,999
Contract transactions
Surrenders and death benefits	(30,509)	—	(17,489)	(34,456)	(9,430)
Contract maintenance charges	(48)	—	(15)	(81)	(16)
Other transfers between sub-accounts,
including fixed interest account	292	(1)	(228)	3,027	605
Net increase (decrease) in net assets
resulting from contract transactions	(30,265)	(1)	(17,732)	(31,510)	(8,841)
Total increase (decrease) in net assets	(21,664)	(1)	(15,965)	10,856	(6,842)
Net assets at December 31, 2019	$25,442	$—	$9,153	$224,082	$4,797
Changes from 2020 operations
Net investment income (loss)	(74)	—	151	1,001	(30)
Net realized gain (loss) on investments	(1,145)	—	(258)	7,645	89
Net change in unrealized appreciation (depreciation) on investments	3,256	—	323	(1,015)	(25)
Net increase (decrease) in net
assets resulting from operations	2,037	—	216	7,631	34
Contract transactions
Surrenders and death benefits	(4,225)	—	(1,003)	(20,297)	(261)
Contract maintenance charges	(45)	—	(12)	(49)	(7)
Other transfers between sub-accounts,
including fixed interest account	(263)	—	127	27,564	194
Net increase (decrease) in net assets
resulting from contract transactions	(4,533)	—	(888)	7,218	(74)
Total increase (decrease) in net assets	(2,496)	—	(672)	14,849	(40)
Net assets at December 31, 2020	$22,946	$—	$8,481	$238,931	$4,757
(Continued)
4 The fund was liquidated on December 30, 2019.
The accompanying notes are an integral part of these financial statements.

Athene Variable Annuity Account A
Statements of Changes in Net Assets
Years Ended December 31, 2020 and 2019

	T. Rowe Price Equity Series, Inc.

	Blue Chip	Equity	Health	Moderate
	Growth	Income	Science	Allocation
	Portfolio	Portfolio II	Portfolio II	Portfolio

Net assets at December 31, 2018	$276,767	$3,615	$17,372	$42,814
Changes from 2019 operations
Net investment income (loss)	(3,699)	11	(344)	318
Net realized gain (loss) on investments	50,237	290	1,235	1,725
Net change in unrealized appreciation
(depreciation) on investments	25,980	558	3,696	5,944
Net increase in net
assets resulting from operations	72,518	859	4,587	7,987
Contract transactions
Surrenders and death benefits	(56,879)	—	—	(960)
Contract maintenance charges	(51)	(7)	(16)	(34)
Other transfers between sub-accounts,
including fixed interest account	(1)	2	(3)	3,421
Net increase (decrease) in net assets
resulting from contract transactions	(56,931)	(5)	(19)	2,427
Total increase (decrease) in net assets	15,587	854	4,568	10,414
Net assets at December 31, 2019	$292,354	$4,469	$21,940	$53,228
Changes from 2020 operations
Net investment income (loss)	(4,133)	14	(197)	20
Net realized gain (loss) on investments	60,851	110	11,291	1,729
Net change in unrealized appreciation (depreciation) on investments	37,015	(161)	(9,486)	3,928
Net increase (decrease) in net
assets resulting from operations	93,733	(37)	1,608	5,677
Contract transactions
Surrenders and death benefits	(1,705)	—	(18,136)	960
Contract maintenance charges	(47)	(6)	(17)	(33)
Other transfers between sub-accounts,
including fixed interest account	(59,289)	—	(2)	(3,392)
Net increase (decrease) in net assets
resulting from contract transactions	(61,041)	(6)	(18,155)	(2,465)
Total increase (decrease) in net assets	32,692	(43)	(16,547)	3,212
Net assets at December 31, 2020	$325,046	$4,426	$5,393	$56,440
(Continued)

The accompanying notes are an integral part of these financial statements.

Athene Variable Annuity Account A
Statements of Changes in Net Assets
Years Ended December 31, 2020 and 2019

	Vanguard Variable Insurance Funds
			Total Bond	Total Stock
	Mid-Cap	Real Estate	Market	Market	Capital
	Index	Index	Index	Index	Growth
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Net assets at December 31, 2018	$5,737	$19,928	$13,522	$12,884	$9,918
Changes from 2019 operations
Net investment income (loss)	(33)	(5)	(23)	(62)	(99)
Net realized gain (loss) on investments	970	1,959	(274)	1,803	433
Net change in unrealized appreciation
(depreciation) on investments	645	1,209	533	1,773	2,048
Net increase in net
assets resulting from operations	1,582	3,163	236	3,514	2,382
Contract transactions
Surrenders and death benefits	(1,257)	(16,209)	(11,139)	(2,815)	—
Contract maintenance charges	(28)	(11)	(1)	(30)	(6)
Other transfers between sub-accounts,
including fixed interest account	1	(424)	(202)	29	2
Net increase (decrease) in net assets
resulting from contract transactions	(1,284)	(16,644)	(11,342)	(2,816)	(4)
Total increase (decrease) in net assets	298	(13,481)	(11,106)	698	2,378
Net assets at December 31, 2019	$6,035	$6,447	$2,416	$13,582	$12,296
Changes from 2020 operations
Net investment income (loss)	(26)	26	9	(57)	86
Net realized gain (loss) on investments	358	(25)	46	857	5,286
Net change in unrealized appreciation (depreciation) on investments	616	(477)	51	1,286	(6,595)
Net increase (decrease) in net
assets resulting from operations	948	(476)	106	2,086	(1,223)
Contract transactions
Surrenders and death benefits	—	(288)	(381)	(575)	(11,063)
Contract maintenance charges	(24)	(9)	(2)	(24)	(7)
Other transfers between sub-accounts,
including fixed interest account	(1)	274	(39)	(603)	—
Net increase (decrease) in net assets
resulting from contract transactions	(25)	(23)	(422)	(1,202)	(11,070)
Total increase (decrease) in net assets	923	(499)	(316)	884	(12,293)
Net assets at December 31, 2020	$6,958	$5,948	$2,100	$14,466	$3
(Concluded)

The accompanying notes are an integral part of these financial statements.

Athene Variable Annuity Account A
Notes to Financial Statements
December 31, 2020

1.    Organization
Athene Variable Annuity Account A (the Separate Account), is a segregated investment account of Athene Annuity & Life Assurance Company (the Company). The Separate Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Separate Account is a funding vehicle for individual variable annuity contracts issued by the Company.
Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and segregated from the Company’s other assets and liabilities. The portion of the Separate Account’s assets applicable to the variable annuity contracts cannot be used to fulfill any other obligations arising from any other business the Company may conduct.
The Separate Account includes two investment products: a variable annuity and an annuity with both fixed and variable portions (VA 2+2). Neither of these products are being actively marketed by the Company. The significant features of these products include flexible premium payments, death benefits and tax deferred investment options to potentially maximize the value of the contract.
Investments
The deposits of the Separate Account are invested at the direction of the contractholders in the sub-accounts that comprise the Separate Account. The fixed account offers minimum interest rates that are guaranteed by the General Account of the Company. The sub-accounts of the Separate Account (which does not include the allocation to the Fixed Account) invest in the following underlying mutual fund portfolios (collectively, the Funds):

Subaccount	Mutual Fund
BNY Mellon Investment Portfolios	BNY Mellon Investment Portfolios
Stock Index Fund	Stock Index Fund
Small Cap Stock Index Portfolio	Small Cap Stock Index Portfolio
Invesco Variable Investment Funds	Invesco Variable Investment Funds
High Yield Fund	High Yield Fund
Van Kampen V.I. Mid-Cap Growth Fund **	Van Kampen V.I. Mid-Cap Growth Fund
Core Equity Fund	Core Equity Fund
Lazard Retirement Series, Inc.	Lazard Retirement Series, Inc.
Retirement U.S. Small Cap Equity Portfolio	Retirement U.S. Small Cap Equity Portfolio
American Century Variable Portfolios, Inc.	American Century Variable Portfolios, Inc.
VP Disciplined Core Value Fund *	VP Disciplined Core Value Fund
VP Value Fund	VP Value Fund
The Alger Funds	The Alger Funds
Large Cap Growth Portfolio	Large Cap Growth Portfolio
Mid Cap Growth Portfolio	Mid Cap Growth Portfolio
Capital Appreciation Portfolio	Capital Appreciation Portfolio
(Continued)

Athene Variable Annuity Account A
Notes to Financial Statements
December 31, 2020

Subaccount	Mutual Fund
Fidelity Variable Insurance Products	Fidelity Variable Insurance Products
Overseas Portfolio	Overseas Portfolio
Growth Portfolio	Growth Portfolio
Contrafund Portfolio	Contrafund Portfolio
Mid-Cap Portfolio	Mid-Cap Portfolio
Investment Grade Bond Portfolio	Investment Grade Bond Portfolio
Government Money Market Fund	Government Money Market Fund
Janus Henderson Portfolio	Janus Henderson Portfolio
Overseas Portfolio	Overseas Portfolio
Lord Abbett Series Fund, Inc.	Lord Abbett Series Fund, Inc.
Calibrated Dividend Growth Portfolio ***	Calibrated Dividend Growth Portfolio
Bond-Debenture Portfolio	Bond-Debenture Portfolio
Growth & Income Portfolio	Growth & Income Portfolio
Mid Cap Stock Portfolio	Mid Cap Stock Portfolio
T. Rowe Price Equity Series, Inc.	T. Rowe Price Equity Series, Inc.
Blue Chip Growth Portfolio	Blue Chip Growth Portfolio
Equity Income Portfolio II	Equity Income Portfolio II
Health Sciences Portfolio II	Health Sciences Portfolio II
Moderate Allocation Portfolio	Moderate Allocation Portfolio
Vanguard Variable Insurance Funds	Vanguard Variable Insurance Funds
Mid-Cap Index Portfolio	Mid-Cap Index Portfolio
Real Estate Index Portfolio	Real Estate Index Portfolio
Total Bond Market Index Portfolio	Total Bond Market Index Portfolio
Total Stock Market Index Portfolio	Total Stock Market Index Portfolio
Capital Growth Portfolio	Capital Growth Portfolio
(Concluded)

*The fund name changed in 2020. The fund was formerly known as the VP Income & Growth.
** The fund was liquidated on April 30, 2020.
*** The fund was liquidated on December 30, 2019.

2.    Summary Of Significant Accounting Policies
Basis of Accounting
Financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America for variable annuity separate accounts registered as unit investment trusts.
Use of Estimates
The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. There are material risks and uncertainties surrounding the spread of the Coronavirus Disease of 2019 (COVID-19), which has resulted in significant volatility in the financial markets. Estimates may

Athene Variable Annuity Account A
Notes to Financial Statements
December 31, 2020
vary as more information about the extent to which COVID-19 and the resulting impact on economic conditions and the financial markets become known. Actual results may differ from the estimates used in preparing the financial statements. The significant estimate included in the accompanying financial statements is the assumptions and judgments utilized in determining the fair value of investments.
Investment Valuation
Investments in mutual fund shares are carried in the statements of assets and liabilities at fair value based on the net asset value (NAV) of the underlying mutual funds, which value their investment securities at fair value. Investment transactions are accounted for on a trade-date basis, and the cost of investments sold is determined by the first-in, first-out method.
In valuing securities, the Company uses a fair value hierarchy that prioritizes the inputs in the valuation techniques used to measure fair value into three broad levels:
Level 1    Values are unadjusted quoted prices for identical assets and liabilities in active markets accessible at the measurement date.
Level 2    Inputs include quoted prices for similar assets or liabilities in active markets, quoted prices from those willing to trade in markets that are not active, or other inputs that are observable or can be corroborated by market data for the term of the instrument.  Such inputs include market interest rates and volatilities, spreads and yield curves.
Level 3    Certain inputs are unobservable (supported by little or no market activity) and significant to the fair value measurement.  Unobservable inputs reflect the Company’s best estimate of what hypothetical market participants would use to determine a transaction price for the asset or liability at the reporting date.
All assets held by the Separate Account are classified in Level 2. There were no transfers between levels in 2020.
Dividends
Dividends paid to the Separate Account are automatically reinvested in shares of the same funds on the payable date.

Accumulation Unit Value
Accumulation unit value is calculated at close on trading days based on the contract owner's proportion of the fund NAV over the number of units outstanding for the respective fund.

Federal Income Taxes
The operations of the Separate Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from the Company. Based on this, no charge is being made currently to the Separate Account for federal income taxes. The Company will periodically review the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Athene Variable Annuity Account A
Notes to Financial Statements
December 31, 2020
3.    Fund Charges
The Separate Account pays the Company certain amounts relating to the distribution and administration of the policies funded by the Separate Account and as reimbursement for certain mortality and other risks assumed by the Company.
Mortality and Expense and Administration Charges
The Company charges a fee against the contractholder for mortality and expense risks it assumes equivalent to an annual rate of 1.25% and 1.75% of the average daily value of each contract for variable annuity and VA 2+2 policies, respectively. Both products also offer the option of an additional death benefit. If this option is selected, the Company charges a total fee equivalent to an annual rate of 1.45% and 2.00% of the average daily value of the contract for variable annuity and VA 2+2 policies, respectively. In addition, the Company receives a fund facilitation fee from the contractholder equivalent to 0.20% of the average daily value of the contract on investments in the Vanguard Variable Insurance Fund. Mortality and Expense and Administration Charges are recognized as a reduction in accumulation unit values through a reduction in net investment income (loss).
Contract Maintenance Charge
The Separate Account deducts an administrative fee of $35 per year for each contract, except for certain contracts based on a minimum account value. The contract maintenance charge is recognized as a redemption of units and is included in the contract maintenance charges line item of the Statements of Changes in Net Assets.
Other Charges
For variable annuity policies, transfers in excess of twelve during the accumulation phase, and in excess of four during the income phase, during a one-year period result in a $25 transfer fee assessment against the contractholder. For VA 2+2 policies, transfers in excess of 20 during the accumulation phase, and in excess of four during the income phase, during a one-year period result in a $25 transfer fee assessment against the contract. When applicable, an amount for state premium taxes is deducted as provided by pertinent state law, either from purchase payments or from the amount applied to affect an annuity at the time annuity payments commence. These charges are recognized as a redemption of units and are included in the Statements of Changes in Net Assets line item other transfers between sub-accounts, including fixed interest account.
Withdrawal Charge
The variable annuity and VA 2+2 policies previously had deferral sales charges for withdrawals. These charges were not recorded in the financial statements of the Separate Account and were recorded in the Company's general account. During 2020, all funds were outside of the withdrawal charge period.

Athene Variable Annuity Account A
Notes to Financial Statements
December 31, 2020
4.    Purchases and Sales of Securities
The cost of investments purchased and proceeds from investments sold were as follows for the year ended December 31, 2020:

	Cost of	Proceeds
	Purchases	From Sales

BNY Mellon Investment Portfolios
Stock Index Fund	$23,356	$4,923
Small Cap Stock Index Portfolio	218	1,341
Invesco Variable Investment Funds
High Yield Fund	2,414	1,661
Van Kampen V.I. Mid-Cap Growth Fund	1,344	4,656
Core Equity Fund	66,055	55,502
Lazard Retirement Series, Inc.
Retirement U.S. Small Cap Equity Portfolio	34,836	23,171
American Century Variable Portfolios, Inc.
VP Disciplined Core Value Fund	2,620	5,430
VP Value Fund	37,620	35,045
The Alger Funds
Large Cap Growth Portfolio	3,328	262
Mid Cap Growth Portfolio	34,708	63,398
Capital Appreciation Portfolio	54,086	49,612
Fidelity Variable Insurance Products
Overseas Portfolio	65,320	9,666
Growth Portfolio	3,781	4,304
Contrafund Portfolio	99,227	31,118
Mid-Cap Portfolio	18,843	30,932
Investment Grade Bond Portfolio	42,067	22,516
Government Money Market Portfolio	276,866	9,088
Janus Henderson Portfolio
Overseas Portfolio	1,323	5,930
Lord Abbett Series Fund, Inc.
Calibrated Dividend Growth Portfolio	—	—
Bond-Debenture Portfolio	977	1,714
Growth & Income Portfolio	32,019	23,801
Mid Cap Stock Portfolio	391	495
T. Rowe Price Equity Series, Inc.
Blue Chip Growth Portfolio	10,134	65,173
Equity Income Portfolio II	175	74
Health Sciences Portfolio II	303	18,352
Moderate Allocation Portfolio	3,694	4,355
Vanguard Variable Insurance Funds
Mid-Cap Index Portfolio	408	136
Real Estate Index Portfolio	607	513
Total Bond Market Index Portfolio	567	980
Total Stock Market Index Portfolio	725	1,604
Capital Growth Portfolio	540	11,157

Athene Variable Annuity Account A
Notes to Financial Statements
December 31, 2020
5.    Summary of Unit Transactions
Transactions in units for the years ended December 31, 2020 and 2019 were as follows:

	Years Ended December 31,
	2020	2019
	Units	Units

BNY Mellon Investment Portfolios Stock Index Fund
Contract purchases	—	—
Redemptions and transfers to/from	270	(51)
BNY Mellon Investment Portfolios Small Cap Stock Index Portfolio
Contract purchases	—	—
Redemptions and transfers to/from	(46)	—
Invesco Variable Investment Funds High Yield Fund
Contract purchases	—	—
Redemptions and transfers to/from	(24)	(526)
Invesco Variable Investment Funds Van Kampen V.I. Mid-Cap
Growth Fund
Contract purchases	—	—
Redemptions and transfers to/from	(187)	—
Invesco Variable Investment Funds Core Equity Fund
Contract purchases	—	—
Redemptions and transfers to/from	(2,087)	(45)
Lazard Retirement Series, Inc. Retirement U.S. Small Cap
Equity Portfolio
Contract purchases	—	—
Redemptions and transfers to/from	85	(423)
American Century Variable Portfolios, Inc. VP Disciplined
Core Value Fund
Contract purchases	—	—
Redemptions and transfers to/from	(200)	(1,581)
American Century Variable Portfolios, Inc. VP Value Fund
Contract purchases	—	—
Redemptions and transfers to/from	(54)	(340)
The Alger Funds Large Cap Growth Portfolio
Contract purchases	—	—
Redemptions and transfers to/from	(1)	(1)
The Alger Funds Mid Cap Growth Portfolio
Contract purchases	—	—
Redemptions and transfers to/from	(1,939)	62
		(Continued)

Athene Variable Annuity Account A
Notes to Financial Statements
December 31, 2020

	Years Ended December 31,
	2020	2019
	Units	Units

The Alger Funds Capital Appreciation Portfolio
Contract purchases	—	—
Redemptions and transfers to/from	(1,257)	(303)
Fidelity Variable Insurance Products Overseas Portfolio
Contract purchases	—	—
Redemptions and transfers to/from	3,791	48
Fidelity Variable Insurance Products Growth Portfolio
Contract purchases	—	—
Redemptions and transfers to/from	(140)	(345)
Fidelity Variable Insurance Products Contrafund Portfolio
Contract purchases	—	—
Redemptions and transfers to/from	1,538	(753)
Fidelity Variable Insurance Products Mid-Cap Portfolio
Contract purchases	—	—
Redemptions and transfers to/from	(465)	(623)
Fidelity Variable Insurance Products Investment Grade Bond
Portfolio
Contract purchases	—	—
Redemptions and transfers to/from	1,043	(1,185)
Fidelity Variable Insurance Products Government Money
Market Portfolio
Contract purchases	—	—
Redemptions and transfers to/from	26,641	187
Janus Henderson Portfolio Overseas Portfolio
Contract purchases	—	—
Redemptions and transfers to/from	(241)	(1,087)
Lord Abbett Series Fund, Inc. Calibrated Dividend Growth Portfolio
Contract purchases	—	—
Redemptions and transfers to/from	—	—
Lord Abbett Series Fund, Inc. Bond-Debenture Portfolio
Contract purchases	—	—
Redemptions and transfers to/from	(56)	(924)
Lord Abbett Series Fund, Inc. Growth & Income Portfolio
Contract purchases	—	—
Redemptions and transfers to/from	547	(1,633)
		(Continued)

Athene Variable Annuity Account A
Notes to Financial Statements
December 31, 2020

	Years Ended December 31,
	2020	2019
	Units	Units

Lord Abbett Series Fund Mid Cap Stock Portfolio
Contract purchases	—	—
Redemptions and transfers to/from	(4)	(480)
T. Rowe Price Equity Series, Inc. Blue Chip Growth Portfolio
Contract purchases	—	—
Redemptions and transfers to/from	(1,236)	(1,615)
T. Rowe Price Equity Series, Inc. Equity Income Portfolio II
Contract purchases	—	—
Redemptions and transfers to/from	—	—
T. Rowe Price Equity Series, Inc. Health Sciences Portfolio II
Contract purchases	—	—
Redemptions and transfers to/from	(283)	—
T. Rowe Price Equity Series, Inc. Moderate Allocation Portfolio
Contract purchases	—	—
Redemptions and transfers to/from	(148)	117
Vanguard Variable Insurance Funds Mid-Cap Index Portfolio
Contract purchases	—	—
Redemptions and transfers to/from	(1)	(44)
Vanguard Variable Insurance Funds Real Estate Index Portfolio
Contract purchases	—	—
Redemptions and transfers to/from	(3)	(768)
Vanguard Variable Insurance Funds Total Bond Market Index
Portfolio
Contract purchases	—	—
Redemptions and transfers to/from	(32)	(890)
Vanguard Variable Insurance Funds Total Stock Market Index
Portfolio
Contract purchases	—	—
Redemptions and transfers to/from	(48)	(103)
Vanguard Variable Insurance Funds Capital Growth Portfolio
Contract purchases	—	—
Redemptions and transfers to/from	(307)	—
		(Concluded)

Athene Variable Annuity Account A
Notes to Financial Statements
December 31, 2020
6.    Financial Highlights
The Company sells two different products which have unique combinations of features and fees that are charged against the contractholder’s account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns. This information is presented as a range of minimum and maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. Below is a summary of units outstanding, unit values and net assets at December 31, 2020, 2019, 2018, 2017 and 2016, and the ratios of investment income, expenses to average net assets, and total return for the years then ended:

					Investment
		Unit Value		Net	Income	Expense Ratio (2)		Total Return (3)
	Units	Low to High		Assets	Ratio (1)	Low to High		Low to High

BNY Mellon Investment Portfolios
Stock Index Fund
2020	5,231	$26.90	$33.83	$174,589	1.60%	1.25%	2.00%	15.67%	16.54%
2019	4,961	23.13	29.18	142,117	1.73	1.25	2.00	28.59	29.55
2018	5,012	17.89	22.63	110,849	1.65	1.25	2.00	(6.53)	(5.83)
2017	5,107	19.03	24.16	119,978	1.72	1.25	2.00	19.14	20.03
2016	5,162	15.89	20.23	101,032	2.03	1.25	2.00	9.50	10.32
Small Cap Stock Index Portfolio
2020	122	30.84	32.08	3,838	1.03	1.25	2.00	8.44	8.71
2019	168	28.44	29.51	4,842	0.86	1.25	2.00	19.79	20.09
2018	168	23.74	24.57	4,044	0.82	1.25	2.00	(10.79)	(10.56)
2017	243	26.61	27.47	6,598	0.65	1.25	2.00	10.18	10.46
2016	258	24.15	24.87	6,347	0.90	1.75	2.00	23.24	23.55
Invesco Variable Investment Funds
High Yield Fund
2020	1,172	19.81	21.86	24,307	6.03	1.25	2.00	1.27	2.03
2019	1,196	19.56	21.42	24,371	6.19	1.25	2.00	11.26	12.10
2018	1,721	17.58	19.11	31,380	4.69	1.25	2.00	(5.28)	(4.56)
2017	1,999	18.56	20.02	38,378	3.08	1.25	2.00	4.20	4.98
2016	3,288	17.81	19.07	61,248	4.10	1.25	2.00	9.01	9.83
Van Kampen V.I. Mid-Cap Growth Fund
2020	—	—	—	—	—	1.75	2.00	—	—
2019	187	24.91	25.84	4,808	—	1.75	2.00	31.68	32.01
2018	187	18.91	19.57	3,649	—	1.75	2.00	(7.46)	(7.23)
2017	333	20.44	21.10	7,022	—	1.75	2.00	20.07	20.37
2016	332	17.02	17.53	5,810	—	1.75	2.00	(1.24)	(0.99)
Core Equity Fund
2020	9,921	23.31	25.62	238,337	1.40	1.25	2.00	11.59	12.43
2019	12,008	20.77	22.90	256,627	0.96	1.25	2.00	26.41	27.36
2018	12,053	16.34	18.07	202,273	0.93	1.25	2.00	(11.20)	(10.53)
2017	11,642	18.30	20.30	218,578	1.05	1.25	2.00	10.94	11.77
2016	11,653	16.41	18.25	195,836	0.77	1.25	2.00	8.08	8.89
Lazard Retirement Series, Inc.
Retirement U.S. Small Cap Equity Portfolio
2020	5,608	25.34	46.59	259,805	0.19	1.25	2.00	4.64	5.43
2019	5,523	24.22	44.19	242,683	—	1.25	2.00	27.35	28.31
2018	5,946	19.01	34.44	198,738	0.02	1.25	2.00	(14.97)	(14.32)
2017	4,836	22.36	40.20	184,199	0.36	1.25	2.00	11.70	12.53
2016	4,893	20.02	35.72	165,528	—	1.25	2.00	13.49	14.35
								(Continued)

Athene Variable Annuity Account A
Notes to Financial Statements
December 31, 2020

					Investment
		Unit Value		Net	Income	Expense Ratio (2)		Total Return (3)
	Units	Low to High		Assets	Ratio (1)	Low to High		Low to High

American Century Variable Portfolios, Inc.
VP Disciplined Core Value Fund
2020	1,398	$23.14	$28.09	$38,033	1.94%	1.25%	2.00%	9.59%	10.42%
2019	1,598	21.00	25.44	39,377	1.95	1.25	2.00	21.50	22.41
2018	3,179	17.19	20.78	64,126	1.86	1.25	2.00	(8.72)	(8.03)
2017	4,026	18.73	22.60	88,773	2.37	1.25	2.00	18.11	18.99
2016	4,991	15.77	18.99	93,164	2.38	1.25	2.00	11.24	12.07
VP Value Fund
2020	8,815	23.49	38.45	329,488	2.35	1.25	2.00	(1.03)	(0.28)
2019	8,869	23.74	38.56	332,780	2.13	1.25	2.00	24.52	25.46
2018	9,209	19.06	30.73	271,706	1.74	1.25	2.00	(10.96)	(10.29)
2017	5,637	21.41	34.26	176,660	1.68	1.25	2.00	6.60	7.40
2016	5,590	20.08	31.90	162,376	1.73	1.25	2.00	18.09	18.98
The Alger Funds
Large Cap Growth Portfolio
2020	805	30.87	46.14	25,920	0.19	1.25	2.00	63.72	64.95
2019	806	18.75	28.12	15,724	—	1.25	2.00	24.91	25.85
2018	807	14.93	22.45	12,504	—	1.25	2.00	0.17	0.93
2017	6,643	14.82	22.36	101,702	—	1.25	2.00	25.93	26.87
2016	6,811	11.71	17.71	82,140	—	1.25	2.00	(2.79)	(2.06)
Mid Cap Growth Portfolio
2020	7,818	38.03	40.21	309,726	—	1.25	2.00	61.36	62.58
2019	9,757	23.44	24.85	237,766	—	1.25	2.00	27.68	28.64
2018	9,695	18.26	19.42	183,659	—	1.25	2.00	(9.29)	(8.60)
2017	10,384	20.01	21.35	215,235	—	1.25	2.00	27.23	28.18
2016	11,341	15.65	16.74	183,392	—	1.25	2.00	(1.03)	(0.28)
Capital Appreciation Portfolio
2020	8,568	39.54	64.84	352,986	—	1.25	2.00	38.94	39.99
2019	9,825	28.30	46.55	289,155	—	1.25	2.00	30.94	31.92
2018	10,128	21.50	35.46	225,942	0.08	1.25	2.00	(2.09)	(1.35)
2017	10,867	21.84	36.13	245,730	0.16	1.25	2.00	28.50	29.46
2016	12,368	16.90	28.05	216,040	0.19	1.25	2.00	(1.49)	(0.74)
Fidelity Variable Insurance Products
Overseas Portfolio
2020	19,888	15.77	20.94	327,185	0.23	1.25	2.00	13.04	13.90
2019	16,097	13.88	18.48	232,567	1.56	1.25	2.00	24.98	25.92
2018	16,050	11.04	14.75	184,159	1.53	1.25	2.00	(16.75)	(16.12)
2017	11,276	13.19	17.67	154,902	1.12	1.25	2.00	27.42	28.38
2016	13,582	10.30	13.83	145,351	1.28	1.25	2.00	(7.14)	(6.44)
Growth Portfolio
2020	1,536	28.34	44.33	48,124	0.04	1.25	2.00	40.70	41.76
2019	1,676	20.03	31.43	37,317	0.06	1.25	2.00	31.32	32.31
2018	2,022	15.17	23.87	36,062	0.04	1.25	2.00	(2.41)	(1.68)
2017	2,444	15.46	24.40	46,406	0.08	1.25	2.00	32.16	33.15
2016	2,639	11.64	18.42	37,597	—	1.25	2.00	(1.44)	(0.70)
								(Continued)

Athene Variable Annuity Account A
Notes to Financial Statements
December 31, 2020

					Investment
		Unit Value		Net	Income	Expense Ratio (2)		Total Return (3)
	Units	Low to High		Assets	Ratio (1)	Low to High		Low to High

Contrafund Portfolio
2020	8,117	$38.13	$41.14	$333,902	0.08%	1.25%	2.00%	27.65%	28.61%
2019	6,579	29.87	31.99	210,129	0.22	1.25	2.00	28.68	29.64
2018	7,332	23.22	24.67	180,120	0.44	1.25	2.00	(8.50)	(7.81)
2017	5,710	25.37	26.76	152,052	0.71	1.25	2.00	19.19	20.08
2016	9,282	21.29	22.29	206,385	0.64	1.25	2.00	5.60	6.39
Mid-Cap Portfolio
2020	2,090	31.44	33.04	67,802	0.51	1.25	2.00	15.84	16.72
2019	2,555	26.99	28.45	71,026	0.88	1.25	2.00	21.00	21.92
2018	3,178	22.18	23.45	72,893	0.53	1.25	2.00	(16.24)	(15.61)
2017	11,679	26.34	27.93	316,180	0.71	1.25	2.00	18.42	19.31
2016	11,746	22.12	23.52	266,646	0.48	1.25	2.00	10.01	10.84
Investment Grade Bond Portfolio
2020	13,232	14.90	16.66	220,170	2.33	1.25	2.00	7.22	8.03
2019	12,189	13.90	15.42	187,730	2.64	1.25	2.00	7.50	8.30
2018	13,374	12.93	14.24	190,158	2.45	1.25	2.00	(2.51)	(1.77)
2017	15,061	13.26	14.50	217,672	2.35	1.25	2.00	2.16	2.93
2016	16,699	12.98	14.09	234,535	2.31	1.25	2.00	2.67	3.44
Government Money Market Fund
2020	43,638	9.03	10.13	440,369	0.28	1.25	2.00	(1.67)	(0.93)
2019	16,997	9.19	10.22	172,590	1.99	1.25	2.00	—	0.75
2018	16,810	9.19	10.15	169,414	1.70	1.25	2.00	(0.37)	0.38
2017	9,671	9.22	10.11	96,667	0.68	1.25	2.00	(1.31)	(0.57)
2016	9,088	9.34	10.16	91,374	0.20	1.25	2.00	(1.78)	(1.04)
Janus Henderson Portfolio
Overseas Portfolio
2020	727	25.74	40.92	22,946	1.27	1.25	2.00	13.99	14.85
2019	968	22.58	35.63	25,442	1.41	1.25	2.00	24.50	25.44
2018	2,056	18.14	28.40	47,106	1.85	1.25	2.00	(16.64)	(16.01)
2017	3,549	21.76	33.81	105,302	0.35	1.25	2.00	28.53	29.50
2016	3,957	16.93	26.11	91,122	5.04	1.25	2.00	(8.30)	(7.61)
Lord Abbett Series Fund, Inc.
Calibrated Dividend Growth Portfolio
2020	—	—	—	—	—	1.75	2.00	—	—
2019	—	26.04	27.02	—	—	1.75	2.00	23.94	24.25
2018	—	21.01	21.74	1	—	1.75	2.00	(6.57)	(6.34)
2017	100	22.49	23.22	2,325	1.33	1.75	2.00	16.77	17.06
2016	158	19.26	19.83	3,131	1.30	1.75	2.00	12.82	13.11
Bond-Debenture Portfolio
2020	406	20.69	21.52	8,481	3.80	1.75	2.00	5.17	5.44
2019	462	19.68	20.41	9,153	2.78	1.75	2.00	11.11	11.39
2018	1,386	17.71	18.33	25,118	3.87	1.75	2.00	(5.93)	(5.69)
2017	1,707	18.83	19.43	32,861	4.09	1.75	2.00	7.06	7.32
2016	1,815	17.58	18.11	32,571	4.43	1.75	2.00	9.91	10.19
Growth & Income Portfolio
2020	11,254	19.76	21.28	238,931	1.74	1.25	2.00	0.66	1.42
2019	10,707	19.63	20.99	224,082	1.54	1.25	2.00	20.07	20.97
2018	12,340	16.35	17.35	213,226	1.38	1.25	2.00	(9.97)	(9.29)
2017	12,736	18.16	19.12	242,588	1.25	1.25	2.00	11.14	11.98
2016	16,657	16.34	17.08	283,723	1.46	1.25	2.00	14.80	15.66
								(Continued)

Athene Variable Annuity Account A
Notes to Financial Statements
December 31, 2020

					Investment
		Unit Value		Net	Income	Expense Ratio (2)		Total Return (3)
	Units	Low to High		Assets	Ratio (1)	Low to High		Low to High

Mid Cap Stock Portfolio
2020	250	$18.64	$19.38	$4,757	1.14%	1.75%	2.00%	0.46%	0.71%
2019	254	18.55	19.25	4,797	0.37	1.75	2.00	20.21	20.51
2018	734	15.43	15.97	11,639	0.65	1.75	2.00	(16.73)	(16.52)
2017	804	18.53	19.13	15,282	0.62	1.75	2.00	4.72	4.98
2016	806	17.70	18.22	14,582	0.51	1.75	2.00	14.09	14.38
T. Rowe Price Equity Series, Inc.
Blue Chip Growth Portfolio
2020	6,413	49.11	51.56	325,046	—	1.25	2.00	31.61	32.61
2019	7,649	37.11	39.07	292,354	—	1.25	2.00	27.32	28.28
2018	9,264	28.98	30.61	276,767	—	1.25	2.00	(0.11)	0.64
2017	6,046	28.86	30.57	180,026	—	1.25	2.00	33.48	34.48
2016	7,611	21.50	22.85	168,461	—	1.25	2.00	(1.21)	(0.47)
Equity Income Portfolio II
2020	205	20.80	21.63	4,426	2.11	1.75	2.00	(1.05)	(0.80)
2019	205	21.02	21.80	4,469	2.08	1.75	2.00	23.55	23.86
2018	205	17.01	17.60	3,615	1.57	1.75	2.00	(11.49)	(11.27)
2017	354	19.22	19.84	7,022	1.53	1.75	2.00	13.45	13.73
2016	363	16.94	17.44	6,328	2.08	1.75	2.00	16.50	16.79
Health Sciences Portfolio II
2020	68	76.38	79.44	5,393	—	1.75	2.00	26.70	27.02
2019	351	60.28	62.54	21,940	—	1.75	2.00	26.08	26.40
2018	351	47.81	49.48	17,372	—	1.75	2.00	(1.15)	(0.90)
2017	351	48.37	49.93	17,545	—	1.75	2.00	24.79	25.11
2016	352	38.76	39.91	14,037	—	1.75	2.00	(12.48)	(12.26)
Moderate Allocation Portfolio
2020	2,241	24.48	25.25	56,440	1.37	1.25	2.00	12.27	13.11
2019	2,389	21.69	22.33	53,228	1.97	1.25	2.00	17.43	18.31
2018	2,272	18.37	18.87	42,814	1.78	1.25	2.00	(6.97)	(6.26)
2017	2,525	19.64	20.13	50,773	1.51	1.25	2.00	15.09	15.96
2016	2,762	16.97	17.36	47,949	1.66	1.25	2.00	4.35	5.13
Vanguard Variable Insurance Funds
Mid-Cap Index Portfolio
2020	201	33.32	34.65	6,958	1.49	1.95	2.20	15.50	15.79
2019	202	28.85	29.93	6,035	1.48	1.95	2.20	28.03	28.35
2018	246	22.53	23.32	5,737	1.22	1.95	2.20	(11.31)	(11.09)
2017	301	25.41	26.23	7,894	1.17	1.95	2.20	16.50	16.79
2016	307	21.81	22.46	6,891	1.31	1.95	2.20	8.70	8.97
Real Estate Index Portfolio
2020	265	21.89	22.77	5,948	2.51	1.95	2.20	(6.93)	(6.70)
2019	268	23.52	24.40	6,447	2.04	1.95	2.20	26.00	26.32
2018	1,037	18.67	19.32	19,928	3.33	1.95	2.20	(7.42)	(7.19)
2017	1,347	20.16	20.81	27,919	2.47	1.95	2.20	2.50	2.76
2016	1,361	19.67	20.25	27,461	2.66	1.95	2.20	6.00	6.27
Total Bond Market Index Portfolio
2020	154	13.69	14.24	2,100	2.66	1.95	2.20	5.24	5.50
2019	186	13.01	13.49	2,416	1.59	1.95	2.20	6.31	6.58
2018	1,075	12.24	12.66	13,522	2.51	1.95	2.20	(2.31)	(2.07)
2017	1,311	12.53	12.93	16,846	2.44	1.95	2.20	1.24	1.49
2016	1,367	12.37	12.74	17,323	2.37	1.95	2.20	0.24	0.49
								(Continued)

Athene Variable Annuity Account A
Notes to Financial Statements
December 31, 2020

					Investment
		Unit Value		Net	Income	Expense Ratio (2)		Total Return (3)
	Units	Low to High		Assets	Ratio (1)	Low to High		Low to High

Total Stock Market Index Portfolio
2020	432	$32.64	$33.95	$14,466	1.57%	1.95%	2.20%	17.93%	18.22%
2019	480	27.68	28.72	13,582	1.65	1.95	2.20	27.91	28.23
2018	583	21.64	22.39	12,884	1.62	1.95	2.20	(7.41)	(7.18)
2017	649	23.37	24.12	15,447	1.96	1.95	2.20	18.34	18.64
2016	705	19.75	20.33	14,138	1.49	1.95	2.20	10.11	10.38
Capital Growth Portfolio
2020	—	44.34	46.11	3	3.85	1.95	2.20	14.91	15.20
2019	307	38.58	40.03	12,296	1.09	1.95	2.20	23.75	24.06
2018	308	31.18	32.26	9,918	0.92	1.95	2.20	(3.34)	(3.10)
2017	447	32.26	33.29	14,882	1.15	1.95	2.20	26.04	26.35
2016	456	25.59	26.35	12,009	1.18	1.95	2.20	8.43	8.70
								(Concluded)

(1)    These amounts represent the dividends, excluding distributions of capital gains, received by the sub account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. These ratios exclude expenses assessed by the sub-account. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests. The investment income ratio is calculated for the effective period for each fund as applicable.
(2)    These ratios represent the annualized contract expenses of the Separate Account, which consist of the mortality and expense and administration charges. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to the contract owner accounts through redemption of units and expenses of the underlying funds are excluded.
(3)    These amounts represent the total return for the year, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses would result in a reduction in the total return presented. The total return is calculated for the effective period for each fund as applicable.

7.    Subsequent Events
The Company has evaluated subsequent events through April 28, 2021, the date that these financial statements were available to be issued. Based on this evaluation, no events have occurred subsequent to December 31, 2020 that require disclosure or adjustment to the financial statements at that date or for the period ended.